Related party transactions	12 Months Ended
Jun. 30, 2023
Related party transactions
Related party transactions

26.    Related party transactions

As of June 30, 2023, Mytheresa Group was 78.3% (2022: 78.4)% owned subsidiary of MYT Holding LLC, USA. The ultimate controlling party of Mytheresa Group is MYT Ultimate Parent LLC, USA as of June 30, 2023.

a)	Related Parties transactions

As of June 30, 2023, Mytheresa Group had a receivable against MYT Ultimate Parent LLC, USA in an amount of €213 thousand (2022: €213 thousand). Further, Mytheresa Group had liabilities to MYT Ultimate Parent LLC, USA in an amount of €838 thousand (2022: €838 thousand). These balances resulted from various intercompany charges incurred before July 2020.

b)	Key Management Personnel Compensation

Key management personnel as defined by IAS 24 are persons who, by virtue of their positions, are responsible for the operations of Mytheresa Group. The managing directors of the Company and MGG have the authority and responsibility for planning, directing and controlling Mytheresa Group´s operating activities. The following table shows the personnel expenses for managing directors:

	Year Ended June 30,
(in € thousands)	2021	2022	2023

Short-term compensation	6,421	4,035	3,405
Personnel expenses from long-term employee benefits	1,216	—	—
Income from reversal of other long-term employee benefits	(2,056)	—	—
Long-term employee benefits (net income)	(840)	—	—
Share-based compensation - Old Plans	427	—	—
Share-based compensation - IPO related compensation for Managing Directors	61,578	38,723	21,791
Share-based compensation - Long-term incentive program	—	957	881
Total Share-based compensation	62,005	39,680	22,672
Total personnel expenses for Managing Directors	67,586	43,716	26,077

Long-term employee benefits for Managing Directors relate to a long-term incentive program, which was established in 2019, under which a cash bonus was to be paid out upon achievement of specific revenue goals up to the year ended June 30, 2021. At the time the IPO-related share-based compensation awards were granted (see Note 27 for further details), the Managing Directors waived a portion of the long-term incentive program. The Group recognized income for the year ended June 30, 2021 of €2,056 thousand from the reversal of such accrued amount related to this program. Refer to Note 27 for further details regarding the Share-based compensation. The personnel expenses in fiscal 2021 accounting for IPO-related share-based compensation awards was based on a share price of 31 USD.